Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 5 - Cash and Cash Equivalents
At December 31, 2025 and 2024, the Company had the following cash and cash equivalents:

	As at December 31,
	2025	2024

Cash	$52,684	$4,454
Demand deposits	459	-
Total cash and cash equivalents	$53,143	$4,454
The Company had demand deposits held by wholly-owned subsidiaries of the Company, which the full amount is for use and credit to the Company's exploration venture partners in the United States of America pursuant to expenditure requirements for ongoing property agreements.